                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                                  April 13, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Dividend Income Value Strategy Series 2005C
       File #333-122649
       Rule 497(j) Filing

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on April 13, 2005.

                       Very truly yours,

                       /s/ Kathleen H. Moriarty, Esq.
                       ------------------------------
                       Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste